Employee benefits liabilities	12 Months Ended
Dec. 31, 2021
Employee Benefits [Abstract]
Employee benefits liabilities

20.	Employee benefits liabilities
Employee benefits liabilities consisted of the following:

	At December 31,
	2021			2020(1)
	Current	Non-current	Total	Current	Non-current	Total
	(€ million)
Pension benefits	€129	€4,045	€4,174	€4	€717	€721
Health care and life insurance plans	126	2,132	2,258	—	12	12
Other post-employment benefits	66	1,090	1,156	46	706	752
Other provisions for employees	363	798	1,161	—	28	28
Total Employee benefits liabilities	€684	€8,065	€8,749	€50	€1,463	€1,513
____________________________________________________________________________________________________
(1) 2020 amounts have been reclassified in 2021
Employee benefits liabilities of the FCA Group with an acquisition fair value of €8.8 billion were recognized on completion of the merger. Refer to Note 3, Scope of Consolidation for additional information.
The Company recognized total expense related to continuing operations of €1,812 million for defined contribution plans for the year ended December 31, 2021 (€462 million in 2020 and €497 million in 2019).
The Company’s defined benefit liabilities were remeasured at December 31, 2021 resulting in a decrease in the net liability of approximately €2.5 billion primarily due to increases in both discount rates of €1.3 billion and actual returns on assets of €1.2 billion.
The following table summarizes the fair value of defined benefit obligations and the fair value of related plan assets:

	At December 31,
	2021	2020
	(€ million)
Present value of defined benefit obligations:
Pension benefits	€30,231	€6,915
Health care and life insurance plans	2,258	12
Other post-employment benefits	1,125	962
Total present value of defined benefit obligations (a)	33,614	7,889

Fair value of plan assets (b)	28,475	7,244
Asset ceiling (c)	26	—
Total net defined benefit plans (a - b + c)	5,165	645
of which:
Net defined benefit liability (d) (1)	7,588	1,350
Defined benefit plan asset	(2,423)	(705)

Other provisions for employees (e)	1,161	163
Total Employee benefits liabilities (d + e)	€8,749	€1,513
____________________________________________________________________________________________________
(1) 2020 amounts exclude Long-term service awards
Pension benefits
The Company’s funding policy for defined benefits pension plans was to contribute the minimum amounts required by applicable laws and regulations or to directly pay benefit payments where appropriate. In the U.S., these excess amounts were tracked and the resulting credit balance can be used to satisfy minimum funding requirements in future years. At December 31, 2021, the combined credit balances for the U.S. and Canada qualified pension plans were approximately €1.7 billion, with the usage of the credit balances to satisfy minimum funding requirements subject to the plans maintaining certain funding levels. During the year ended December 31, 2021, the Company made pension contributions in the U.S. and Canada totaling €37 million. Contributions to the pension plans of the Company for 2022 are expected to be €153 million, including both contributions to pension funds and direct benefit payments to employees. Of this amount, €103 million relates to the U.S. and Canada, with €102 million being mandatory contributions and €1 million discretionary contributions, €21 million relates to the UK, and €7 million relates to Germany.
The expected benefit payments for pension plans are as follows:

Expected benefit payments
(€ million)
2022	€1,647
2023	€1,605
2024	€1,621
2025	€1,627
2026	€1,663
2027-2031	€8,200
The following table summarizes changes in pension plans:

	2021					2020(1)
	US and Canada	UK	France and Germany	Other	Total	US and Canada	UK	France and Germany	Other	Total
	(€ million)
Projected benefit obligation
At beginning of period: Present value	€—	€(2,132)	€(4,603)	€(180)	€(6,915)	€—	€(2,286)	€(4,578)	€(445)	€(7,309)
Effect of changes in scope of consolidation and other	(23,698)	(256)	444	(197)	(23,707)	—	—	(2)	(1)	(3)
Service cost	(153)	—	(74)	(11)	(238)	—	(30)	(132)	(23)	(185)
Interest cost	(613)	(32)	(25)	(8)	(678)	—	(44)	(53)	(2)	(99)
Benefit payments for the year	1,291	113	367	18	1,789	—	105	126	38	269
Participant contributions	(1)	—	—	(1)	(2)	—	—	—	—	—
Actuarial gains and (losses)	624	(13)	568	(26)	1,153	—	(290)	(515)	(21)	(826)
Past service cost	—	2	182	—	184	—	(5)	—	—	(5)
Effect of changes in exchange rates	(1,647)	(162)	—	(8)	(1,817)	—	124	—	9	133
Effect of curtailments and settlements/Other	—	—	—	—	—	—	134	1	—	135
At period-end: Present value	€(24,197)	€(2,480)	€(3,141)	€(413)	€(30,231)	€—	€(2,292)	€(5,153)	€(445)	€(7,890)
Plan Assets
At beginning of period: Fair value	€—	€2,707	€4,022	€147	€6,876	€—	€2,869	€3,833	€291	€6,993
Effect of changes in scope of consolidation and other	19,927	212	(245)	92	19,986	—	(113)	—	—	(113)
Expected return on assets	524	40	22	2	588	—	59	46	6	111
Participant contributions	1	—	—	1	2	—	—	—	—	—
Administrative Expenses	(72)	—	—	—	(72)	—	—	—	—	—
Actuarial gains and (losses)	1,359	56	(207)	(4)	1,204	—	227	438	(9)	656
Effect of changes in exchange rates	1,370	201	—	1	1,572	—	(156)	—	(3)	(159)
Employer contributions	35	45	7	4	91	—	76	8	5	89
Benefit payments for the year	(1,288)	(113)	(361)	(10)	(1,772)	—	(101)	(200)	(32)	(333)
At period-end: Fair value	€21,856	€3,148	€3,238	€233	€28,475	€—	€2,861	€4,125	€258	€7,244
____________________________________________________________________________________________________
(1) 2020 amounts include Other post-employment benefits

	2021					2020 (1)
	US and Canada	UK	France and Germany	Other	Total	US and Canada	UK	France and Germany	Other	Total
	(€ million)
Present value of projected benefit obligation	€(24,197)	€(2,480)	€(3,141)	€(413)	€(30,231)	€—	€(2,292)	€(5,153)	€(445)	€(7,890)
Fair value of plan assets	21,856	3,148	3,238	233	28,475	—	2,861	4,125	258	7,244
Net (liability) asset recognized in the balance sheet before minimum funding requirement (IFRIC 14)	(2,341)	668	97	(180)	(1,756)	—	569	(1,028)	(187)	(646)
Minimum funding requirement liability (IFRIC 14)	(26)	—	—	—	(26)	—	—	—	—	—
Net (liability) asset recognized in the balance sheet	(2,367)	668	97	(180)	(1,782)	—	569	(1,028)	(187)	(646)
Of which, liability	(3,659)	(65)	(270)	(180)	(4,174)	—	(65)	(1,071)	(214)	(1,350)
Of which, asset	1,292	733	367	—	2,392	—	634	43	27	704
____________________________________________________________________________________________________
(1) 2020 amounts include Other post-employment benefits
Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31,
	2021	2020(1)	2019(1)
	(€ million)
Current service cost	€238	€208	€316
Interest expense	678	99	138
Interest income	(588)	(111)	(136)
Other administration costs	73	—	—
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	(184)	(18)	(63)
Items relating to discontinued operations	—	(33)	(12)
Total recognized in the Consolidated Income Statement	€217	€145	€243
____________________________________________________________________________________________________
(1) 2020 and 2019 amounts include Other post-employment benefits
During the year ended December 31, 2021, there was a prior service credit primarily due to an amendment to benefits offered which incentivizes employees to elect lump sum or installment options over annuity payouts.
The fair value of plan assets by class was as follows:

	At December 31,
	2021		2020
	Amount	of which have a quoted market price in an active market	Amount	of which have a quoted market price in an active market
	(€ million)
Cash and cash equivalents	€922	€780	€90	€—
U.S. equity securities	1,244	1,242	—	—
Non-U.S. equity securities	732	731	—	—
Commingled funds	2,058	498	637	—
Equity instruments	4,034	2,471	637	—
Government securities	6,176	1,212	2,795	—
Corporate bonds (including convertible and high yield bonds)	8,375	—	3,024	—
Other fixed income	1,583	—	256	—
Fixed income securities	16,134	1,212	6,075	—
Private equity funds	3,125	—	—	—
Commingled funds	—	—	23	—
Real estate funds	1,015	—	37	—
Hedge funds	2,718	—	—	—
Investment funds	6,858	—	60	—
Insurance contracts and other	527	18	382	—
Total fair value of plan assets	€28,475	€4,481	€7,244	€—
Non-U.S. equity securities were invested broadly in developed international and emerging markets. Fixed income securities were debt instruments primarily comprised of long-term U.S. Treasury and global government bonds, as well as U.S., developed international and emerging market companies’ debt securities diversified by sector, geography and through a wide range of market capitalizations. Private equity funds included those in limited partnerships that invest primarily in the equity of companies that are not publicly traded on a stock exchange. Private debt funds included those in limited partnerships that invest primarily in the debt of companies and real estate developers. Commingled funds included common collective trust funds, mutual funds and other investment entities. Real estate fund investments included those in limited partnerships that invest in various commercial and residential real estate projects both domestically and internationally. Hedge fund investments included those seeking to maximize absolute return using a broad range of strategies to enhance returns and provide additional diversification.
The investment strategies and objectives for pension assets primarily in the U.S., Canada, France, Germany and UK reflected a balance of liability-hedging and return-seeking investment considerations. The investment objectives were to minimize the volatility of the value of pension assets relative to pension liabilities and to ensure that assets were sufficient to pay plan obligations. The objective of minimizing the volatility of assets relative to liabilities was addressed primarily through asset diversification, partial asset-liability matching and hedging. Assets were broadly diversified across many asset classes to achieve risk-adjusted returns that, in total, lower asset volatility relative to the liabilities. Additionally, in order to minimize pension asset volatility relative to the pension liabilities, a portion of the pension plan assets were allocated to fixed income securities. The Company policy for these plans ensured actual allocations were in line with target allocations as appropriate.
Assets were actively monitored and managed primarily by external investment managers. Investment managers were not permitted to invest outside of the asset class or strategy for which they had been appointed. The Company used investment guidelines to ensure investment managers invested solely within the mandated investment strategy. Certain investment managers used derivative financial instruments to mitigate the risk of changes in interest rates and foreign currencies impacting the fair values of certain investments. Derivative financial instruments could also be used in place of physical securities when it was more cost-effective and/or efficient to do so. Plan assets did not include the Company shares or properties occupied by Stellantis companies, with the possible exception of commingled investment vehicles where the Company did not control the investment guidelines.
Sources of potential risk in pension plan assets related to market risk, interest rate risk and operating risk. Market risk was mitigated by diversification strategies and as a result, there were no significant concentrations of risk in terms of sector, industry, geography, market capitalization, manager or counterparty. Interest rate risk was mitigated by partial asset-liability matching. The fixed income target asset allocation partially matched the bond-like and long-dated nature of the pension liabilities. Interest rate increases generally will result in a decline in the fair value of the investments in fixed income securities and the present value of the obligations. Conversely, interest rate decreases will generally increase the fair value of the investments in fixed income securities and the present value of the obligations. Operating risks were mitigated through ongoing oversight of external investment managers’ style adherence, team strength and firm health.
The weighted average assumptions used to determine defined benefit obligations were as follows:

	At December 31,
	2021					2020
	U.S.	Canada	UK	France	Germany	U.S.	Canada	UK	France	Germany
Discount rate	2.85%	3.15%	1.82%	1.14%	1.38%	—%	—%	1.30%	0.65%	0.65%
Future salary increase rate	—%	3.50%	—%	1.82%	2.30%/ 2.55%	—%	—%	—%	1.82%	2.30%/ 2.55%
The average duration of U.S., Canada, UK, France and Germany liabilities was approximately 11, 13, 16, 8 and 17, respectively.
Health care and life insurance plans
Liabilities arising from these unfunded plans comprised obligations for retiree health care and life insurance granted to employees and to retirees only in the U.S. and Canada. Upon retirement from the Company, these employees may become eligible for continuation of certain benefits. Benefits and eligibility rules may be modified periodically. The expected benefit payments for unfunded health care and life insurance plans are as follows:

Expected benefit payments
(€ million)
2022	€126
2023	€124
2024	€124
2025	€124
2026	€123
2027-2031	€604
Changes in net defined benefit obligations for healthcare and life insurance plans were as follows:

	2021	2020
	(€ million)
Present value of obligations at January 1	€—	€—
FCA - PSA merger	2,230	—
Included in the Consolidated Income Statement	81	—
Included in Other comprehensive income:
Actuarial (gains)/losses from:
- Demographic and other assumptions	(11)	—
- Financial assumptions	(97)	—
Effect of movements in exchange rates	156	—
Other:
Benefits paid	(101)	—
December 31	€2,258	€—
Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31,
	2021	2020	2019
	(€ million)
Current service cost	€21	€—	€—
Interest expense	60	—	—
Past service costs/(credits) and losses/(gains) arising from settlements	—	—	—
Total recognized in the Consolidated Income Statement	€81	€—	€—
Health care and life insurance plans were accounted for on an actuarial basis, which required the selection of various assumptions. In particular, it required the use of estimates of the present value of the projected future payments to all participants, taking into consideration the likelihood of potential future events such as health care cost increases and demographic experience.
The weighted average assumptions used to determine the defined benefit obligations were as follows:

	At December 31,
	2021		2020
	U.S.	Canada	U.S.	Canada
Discount rate	2.99%	3.26%	—%	—%
Salary growth	1.50%	1.25%	—%	—%
Weighted average ultimate healthcare cost trend rate	4.00%	4.00%	—%	—%
The average duration of the U.S. and Canadian liabilities was approximately 12 and 16 years, respectively.
The annual rate of increase in the per capita cost of covered U.S. health care benefits assumed for the next year and used in the 2021 plan valuation was 5.7 percent. The annual rate was assumed to decrease gradually to 4.0 percent through 2044 and remain at that level thereafter. The annual rate of increase in the per capita cost of covered Canadian health care benefits assumed for next year and used in the 2021 plan valuation was 4.3 percent. The annual rate was assumed to decrease gradually to 4.0 percent through 2040 and remain at that level thereafter.
Other post-employment benefits
Other post-employment benefits comprised other employee benefits granted to Company employees primarily in Europe.
Changes in defined benefit obligations for other post-employment benefits were as follows:

	2021	2020
	(€ million)
Present value of obligations at January 1	€752	€907
FCA - PSA merger	779	—
Included in the Consolidated Income Statement	23	57
Included in Other comprehensive income:
Actuarial (gains)/losses from:
- Demographic and other assumptions	33	8
- Financial assumptions	(28)	(26)
Effect of movements in exchange rates	4	(6)
Other:
Benefits paid	(113)	(55)
Change in scope of consolidation	(208)	—
Other changes	(117)	(133)
Present value of obligations at December 31	€1,125	€752
As at December 31, 2021, the above Other post-employment benefit liability is net of plan assets of €347 million.
Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31,
	2021	2020	2019
	(€ million)
Current service cost	€95	€48	€52
Interest expense	10	9	14
Past service costs/(credits) and losses/(gains) arising from settlements	(82)	—	—
Items relating to discontinued operations	—	—	—
Total recognized in the Consolidated Income Statement	€23	€57	€66
Other changes are primarily due to the impact on French plans of voluntary departures as well as changes to attribution for certain lump sum benefits.

Other provisions for employees
Other provisions for employees primarily included long-term disability benefits, supplemental unemployment benefits, variable and other deferred compensation, as well as bonuses granted for tenure at the Company.